Acquisition (Notes)	12 Months Ended
Dec. 31, 2015
Acquisition [Abstract]
Business Combination Disclosure [Text Block]
Acquisitions
In August 2015, the Company acquired the remaining 50% interest in Momentive Union Specialty Chemicals Ltd (“MUSC”), a joint venture that manufactures phenolic specialty resins in China, from its joint venture partner to better position the Company to serve its customers in this region. As a result of the transaction, the Company now owns a 100% interest in MUSC. This transaction was accounted for as a step acquisition and the allocation of the consideration exchanged was based upon a valuation of MUSC’s net identifiable assets and liabilities as of the transaction date. The allocation of fair value to the assets acquired and liabilities assumed at the date of acquisition resulted in cash of $3, a net liability of $4 allocated to working capital, $29 allocated to property and equipment, $4 allocated to debt payable within one year, $14 allocated to long-term debt and $10 allocated to goodwill. Additionally, a gain of $5 was recorded in “Other operating expense (income), net” in the Consolidated Statements of Operations, which represents the difference between the $10 fair value and $5 carrying value of the Company’s previously held 50% non-controlling interest in MUSC on the acquisition date. The fair value of the non-controlling interest was determined using a market approach.
In January 2014, the Company acquired a manufacturing facility in Shreveport, Louisiana, which increased the Company’s capacity to provide resin coated proppants to its customers in this region, which has a high concentration of shale and natural gas wells. The allocation of the consideration exchanged was based upon a valuation of the acquired company’s net identifiable assets and liabilities as of the transaction date. The allocation of fair value to the assets acquired and liabilities assumed at the date of acquisition resulted in $5 allocated to working capital, $18 allocated to property and equipment, $16 allocated to other intangible assets and $13 allocated to goodwill. Other intangible assets primarily consist of customer relationships, which are being amortized on a straight-line basis over their estimated useful life of 10 years.
The pro forma impacts of these acquisitions are not material to the Company’s Consolidated Financial Statements.